Direxion Daily DRAM Bear 2X ETF Investment Strategy - Direxion Daily DRAM Bear 2X ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (-2X) daily inverse (opposite) or short exposure to DRAM, consistent with the Fund’s investment objective.DRAM seeks to provide capital appreciation by offering targeted exposure to the global semiconductor memory industry. The Roundhill Memory ETF (“DRAM”) is an actively managed exchange-traded fund ("ETF") that invests primarily in equity securities and equity‑linked instruments of companies (“Memory Companies”) that derive a significant portion of their revenue from memory-related products and technologies, including dynamic random access memory (DRAM), high-bandwidth memory (HBM), NAND flash memory, solid‑state storage devices, and related data‑storage solutions. Under normal market conditions, DRAM invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities or financial instruments, such as total return swaps and forward contracts, that provide exposure to Memory Companies. DRAM's portfolio construction is based on a proprietary selection and weighting methodology that emphasizes companies with leading market share and revenue exposure within the memory ecosystem, subject to a 25% cap on any single issuer at the time of portfolio construction. Portfolio holdings and weights are reviewed and adjusted at least quarterly, though individual issuer weights may exceed these constraints between rebalances due to market movements, corporate actions, or changes in effective exposure resulting from derivative positions. DRAM is non‑diversified and is therefore subject to greater concentration risk than diversified funds. The fund is registered under the Investment Company Act of 1940, as amended, and is also subject to the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the U.S. Securities and Exchange Commission by Roundhill ETF Trust pursuant to the Exchange Act may be obtained through the Securities and Exchange Commission’s website at www.sec.gov under the registrant’s file number. Additional information regarding DRAM may be available from other publicly disseminated sources, including press releases, fund reports, and financial market commentary. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DRAM that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain DRAM exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and semiconductor industry (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure in the information technology sector and semiconductor industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of DRAM. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to DRAM is consistent with the Fund’s investment objective. The impact of DRAM’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of DRAM has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of DRAM has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Roundhill Memory ETF from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Roundhill Memory ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of DRAM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Roundhill Memory ETF could affect the value of the Fund’s investments with respect to DRAM and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the underlying ETF over the same period. The Fund will lose money if the underlying ETF performance is flat over time, and as a result of daily rebalancing, the underlying ETF’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying ETF’s performance decreases over a period longer than a single day.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DRAM that is equal, on a daily basis, to -200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain DRAM exposure for the Fund equal to -200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and semiconductor industry (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure in the information technology sector and semiconductor industry).